SHAREHOLDERS EQUITY - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 48,169,399	R$ 28,870,022	R$ 20,818,867
Comprehensive (loss) income	(344,957)	993,684	(467,466)
Ending balance	50,981,180	48,169,399	28,870,022
Loss on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,917,194)	(1,917,917)
Comprehensive (loss) income	(125,233)	723
Ending balance	(2,042,427)	(1,917,194)	(1,917,917)
Foreign currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,013,910	96,362
Comprehensive (loss) income	(172,501)	917,548
Ending balance	841,409	1,013,910	96,362
Actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(186,244)	(266,574)
Comprehensive (loss) income	(71,550)	80,330
Ending balance	(257,794)	(186,244)	(266,574)
Deferred tax on actuarial losses of defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	63,323	90,635
Comprehensive (loss) income	24,327	(27,312)
Ending balance	87,650	63,323	90,635
Loss on measurement of derivative financial instrument
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000
Comprehensive (loss) income
Ending balance	15,000	15,000	15,000
Change in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	39,726	5,794
Comprehensive (loss) income		33,932
Ending balance	39,726	39,726	5,794
Deferred tax on change in the fair value of a financial asset
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(13,507)	(1,970)
Comprehensive (loss) income		(11,537)
Ending balance	(13,507)	(13,507)	(1,970)
Predecessor adjustments [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,381,798	1,381,798
Comprehensive (loss) income
Ending balance	1,381,798	1,381,798	1,381,798
Total [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	396,812	(596,872)
Comprehensive (loss) income	(344,957)	993,684
Ending balance	51,855	396,812	(596,872)
Attributable to Owners of the Company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	567,546	(521,609)	(1,524,027)
Comprehensive (loss) income	(253,221)	1,089,155
Ending balance	314,325	567,546	(521,609)
Attributable to Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(170,734)	75,263
Comprehensive (loss) income	(91,736)	(95,471)
Ending balance	R$ (262,470)	R$ (170,734)	R$ 75,263